Employee Benefits Obligations - Schedule of the Principal Actuarial Assumptions (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of the Principal Actuarial Assumptions [Abstract]
Discount rate	6.75%	7.20%
Attrition rate	5.00%	5.00%
Future salary growth rate	10.00%	10.00%